Expense Example - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 29, 2023 USD ($)
VIP Growth Portfolio - Service Class
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	883
VIP Growth Portfolio - Service Class 2
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
VIP Growth Portfolio - Initial Class
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762